CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Jun. 28, 2013	Jun. 29, 2012
Operating Expenses:
Comprehensive income (loss)	$ 908	$ 8,862	$ (726)	$ 16,474
Successor [Member]
Net sales	405,706		786,459
Cost of sales	267,373		516,430
Gross profit	138,333		270,029
Operating Expenses:
Selling, general and administrative expenses	108,056		217,236
Depreciation and amortization	12,694		25,052
Merger related expenses	189		972
Total operating expenses	120,939		243,260
Operating income (loss)	17,394		26,769
Interest expense	(15,779)		(31,603)
Interest and other income	271		801
Income (loss) before income taxes	1,886		(4,033)
Income tax provision (benefit)	714		(3,725)
Net income (loss)	1,172		(308)
Foreign currency translation adjustments	(264)	(159)	(418)	(12)
Comprehensive income (loss)	908		(726)
Predecessor [Member]
Net sales		334,821		648,403
Cost of sales		213,768		411,739
Gross profit		121,053		236,664
Operating Expenses:
Selling, general and administrative expenses		91,972		183,489
Depreciation and amortization		6,351		12,659
Merger related expenses		2,185		2,185
Total operating expenses		100,508		198,333
Operating income (loss)		20,545		38,331
Interest expense		(6,056)		(12,102)
Interest and other income		420		1,012
Income (loss) before income taxes		14,909		27,241
Income tax provision (benefit)		5,888		10,755
Net income (loss)		9,021		16,486
Foreign currency translation adjustments		(159)		(12)
Comprehensive income (loss)		$ 8,862		$ 16,474